LOANS PAYABLE	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
LOANS PAYABLE [Text Block]

10. LOANS PAYABLE

	December 31,	December 31,
	2022	2021

Balance at the beginning of the year	$10,494	$9,672
Net proceeds from software and equipment financing	9,070	4,399
Finance cost	726	650
Repayments of principal	(5,054)	(3,563)
Repayments of finance costs	(726)	(611)
Effects of movements in exchange rates	-	(53)
Balance at the end of the year	$14,510	$10,494

Statements of Financial Position presentation
Current loans payable	$6,041	$4,128
Non-current loans payable	8,469	6,366
Total	$14,510	$10,494

The Company currently has financing arrangements for equipment totaling $26,612, with terms ranging from one to four years. The agreements require either monthly or quarterly payments of principal and interest with a weighted-average interest rate of 6.6%.

The equipment financing is secured by the underlying equipment purchased and is subject to various non-financial covenants and as at December 31, 2022 the Company was in compliance with these covenants. As at December 31, 2022, the net book value of equipment includes $24,379 (December 31, 2021 - $16,100) of equipment pledged as security for the equipment financing.